LEASES - Schedule of Supplemental Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Leases [Abstract]
Lease liability payments	$ 768,797	$ 730,815
Lease assets obtained in exchange for liabilities	$ 434,179	$ 690,767